Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2030 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2030 Fund) | Class A
Bar Chart Table:
Annual Return 2007	9.72%
Annual Return 2008	(44.47%)
Annual Return 2009	36.32%
Annual Return 2010	13.49%
Annual Return 2011	(6.42%)